Current liabilities - trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Current Liabilities - Trade and Other Payables [Abstract]
Schedule of Current Liabilities Trade and Other Payables
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Trade payables	255,983	274,380
Other payables	1,903,613	959,274

	2,159,596	1,233,654